Investments (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Beginning balance	R$ 313,861	R$ 338,211	R$ 291,407
Net income (loss)	68,358	37,314	96,029
Other comprehensive income	(546)	2,721	144
Dividends	(13,997)	(24,187)	(49,369)
Distribution of dividends with retained earnings	(62,162)	(40,198)
Ending balance	305,514	313,861	338,211
Compagas [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	272,995	248,869	242,578
Net income (loss)	58,181	87,809	48,800
Other comprehensive income	660	702	144
Dividends	(13,997)	(24,187)	(42,653)
Distribution of dividends with retained earnings	(62,162)	(40,198)
Ending balance	255,677	272,995	248,869
Elejor [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	(10,451)	(12,285)	4,046
Net income (loss)	873	(207)	(16,331)
Other comprehensive income	(1,263)	2,041
Dividends
Distribution of dividends with retained earnings
Ending balance	(10,841)	(10,451)	(12,285)
U E G Araucaria [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	51,317	101,627	44,783
Net income (loss)	9,304	(50,288)	63,560
Other comprehensive income	57	(22)
Dividends			(6,716)
Distribution of dividends with retained earnings
Ending balance	R$ 60,678	R$ 51,317	R$ 101,627